S000036677 [Member] Expense Example, No Redemption - Columbia Variable Portfolio - Emerging Markets Bond Fund	Dec. 31, 2025 USD ($)
Columbia Variable Portfolio - Emerging Markets Bond Fund Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 75
Expense Example, No Redemption, 3 Years	233
Expense Example, No Redemption, 5 Years	406
Expense Example, No Redemption, 10 Years	906
Columbia Variable Portfolio - Emerging Markets Bond Fund Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	100
Expense Example, No Redemption, 3 Years	312
Expense Example, No Redemption, 5 Years	542
Expense Example, No Redemption, 10 Years	$ 1,201